Accumulated Deficit During Development Stage (Details) - Schedule of accumulated deficit during development stage - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Schedule of accumulated deficit during development stage [Abstract]
Balance at beginning of year	$ 154,419,061	$ 141,236,838	$ 129,583,125
Impact of initial adoption of IFRS 16		6,261
Net loss for the year	15,309,353	13,456,800	12,337,830
Reclassify expired options from reserves		(280,838)	(684,117)
Balance at end of year	$ 169,728,414	$ 154,419,061	$ 141,236,838